SCHEDULE OF ROLL FORWARD OF LEVEL 3 INVESTMENT WARRANT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, balance	¥ 8	¥ 196,390
Issuance of warrants			647,850
Fair value of warrants and forward contracts at issuance			1,800,147
Settlement of forward contracts/warrants	(12,617)
The change in fair value of financial instruments	11,776	(204,687)	(2,224,660)
Foreign currency translation	833	8,305	(26,947)
Fair value, balance		8	196,390
Forward Contracts [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, balance		36
Issuance of warrants
Fair value of warrants and forward contracts at issuance			735,244
Settlement of forward contracts/warrants		39,015	(287,032)
The change in fair value of financial instruments		(38,046)	(441,088)
Foreign currency translation		(933)	(7,160)
Fair value, balance			¥ 36